LEASES - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021
LEASES
Weighted average remaining lease term for operating lease	8 years 6 months	8 years 6 months		8 years 3 months 18 days
Weighted average discount rate for operating lease	5.93%	5.93%		6.18%
Operating lease cost	¥ 36,261	$ 5,414	¥ 26,385
Short-term lease cost	8,260	1,233	¥ 8,457
Depreciation of finance lease assets	2,079	310
Interest on finance lease liabilities	1,230	184
Variable Lease, Cost	814	122
Total finance lease costs	¥ 4,123	$ 616